Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants [Abstract]
Warrants

Note 8. Warrants

The Company issued warrants in connection with various financing transactions. The Company had the following warrants outstanding at March 31, 2025, and December 31, 2024:

	March 31, 2025	December 31, 2024
Liability Classified Warrants
Private Placement Warrants	229,520	229,520
PIPE Investor Warrants	20,000	20,000
Subtotal	249,520	249,520

Equity Classified Warrants
February 2025 Warrants	3,776,471	—
February 2025 Pre-Funded Warrants	746,000	—
July 2024 Warrants	1,014,219	1,014,219
January 2024 Warrants	672,129	672,129
Public Stockholders’ Warrants	422,000	422,000
Legacy Warrants	1,957	1,957
Subtotal	6,632,776	2,110,305
Grand Total	6,882,296	2,359,825

The following tables provide the weighted-average strike price and time to maturity for each warrant share equivalent outstanding for each warrant tranche as of March 31, 2025 and December 31, 2024:

March 31, 2025	Warrant Share Equivalents	Weighted- Average Strike Price	Weighted- Average Time to Maturity
Liability Classified Warrants
Private Placement Warrants	229,520	$287.50	2.58
PIPE Investor Warrants	20,000	$287.50	2.58

Equity Classified Warrants
February 2025 Warrants	3,776,471	$1.73	4.99
February 2025 Pre-Funded Warrants	746,000	$0.00	(*	)
July 2024 Warrants	1,014,219	$10.72	4.28
January 2024 Warrants	672,129	$2.38	4.19
Public Stockholders’ Warrants	422,000	$287.50	2.58
Legacy SeaStar Inc. Warrants	1,957	$250.00	1.13

(*)	- the February 2025 Pre-Funded Warrants have a strike price of $0.001 and do not expire.

December 31, 2024	Warrant Share Equivalents	Weighted- Average Strike Price	Weighted- Average Time to Maturity
Liability Classified Warrants
Private Placement Warrants	229,520	$287.50	2.82
PIPE Investor Warrants	20,000	$287.50	2.82

Equity Classified Warrants
July 2024 Warrants	1,014,219	$10.72	4.53
January 2024 Warrants	672,129	$20.83	3.01
Public Stockholders’ Warrants	422,000	$287.50	2.82
Legacy SeaStar Inc. Warrants	1,957	$250.00	1.38

Below is the warrant activity for the three months ended March 31, 2025, for those warrants with activity during the three months ended March 31, 2025:

	February 2025 Warrants	February 2025 Pre-Funded Warrants
Outstanding as of December 31, 2024	—	—
Issuance	3,776,471	2,816,412
Exercised	—	(2,070,412)
Forfeited / cancelled	—	—
Outstanding as of March 31, 2025	3,776,471	746,000

During the three months ended March 31, 2025, the Company incurred a gain of approximately $16 thousand from the mark-to-market adjustment for all remaining liability classified warrants.

Note 10. Warrants

The Company has the following warrants outstanding at December 31, 2024 and 2023:

	2024	2023
Liability Classified Warrants
Investor D Warrants	—	254,732
Private Placement Warrants	229,520	229,520
PIPE Investor Warrants	20,000	20,000
Subtotal	249,520	504,252

Equity Classified Warrants
Investor E Warrants	650,446	—
July 2024 Warrants	1,014,219	—
Placement Agent Warrants	21,682	—
Public Stockholders’ Warrants	422,000	422,000
Legacy Warrants	1,957	1,957
Subtotal	2,110,304	423,957
Grand Total	2,359,824	928,209

The following tables provides the weighted-average strike price and time to maturity for each warrant tranche as of December 31, 2024 and 2023:

December 31, 2024	Warrant Share Equivalents	Weighted- Average Strike Price	Weighted- Average Time to Maturity
Liability Classified Warrants
Private Placement Warrants	229,520	$287.50	2.82
PIPE Investor Warrants	20,000	$287.50	2.82

Equity Classified Warrants
Investor E Warrants	650,446	$20.76	4.03
July 2024 Warrants	1,014,219	$10.72	4.53
Placement Agent Warrants	21,682	$22.75	4.08
Public Stockholders’ Warrants	422,000	$287.50	2.82
Legacy SeaStar Inc. Warrants	1,957	$250.00	1.38
December 31, 2023	Warrant Share Equivalents	Weighted- Average Strike Price	Weighted- Average Time to Maturity
Liability Classified Warrants
Investor D Warrants	254,732	$12.50	4.65
Private Placement Warrants	229,520	$287.50	3.82
PIPE Investor Warrants	20,000	$287.50	3.82

Equity Classified Warrants
Public Stockholders’ Warrants	422,000	$287.50	3.82
Legacy SeaStar Inc. Warrants	1,957	$250.00	2.38

July 2024 Warrants

As discussed in Note 8, as part of the Q3 2024 SPA, the Company issued the following warrants to purchase the Company’s common stock to certain institutional investors and the placement agent in July 2024:

●	July 2024 Investor Warrants - warrants to purchase 947,868 shares of the Company’s common stock with an exercise price of $10.55, expiring July 10, 2029.

●	July 2024 PA Warrants - warrants to purchase 66,351 shares of the Company’s common stock, with an exercise price of $13.1875, expiring July 10, 2029.

Investor E Warrants

As discussed in Note 8 as part of the Q1 2024 SPA, the Company issued the following warrants to purchase the Company’s common stock to Investor E in January 2024:

●	Pre-Funded Warrants - warrants to purchase 181,449 shares of common stock with an exercise price of $0.0001. The Pre-Funded Warrants had no expiration date and were exercisable commencing on the date of issuance and at any time until all of the Pre-Funded Warrants are exercised in full. The Pre-Funded Warrants were exercised in full during the quarter ended March 31, 2024.

●	Series A and Series B Common Warrants - in a concurrent private placement, Series A Common Warrants to purchase 433,631 shares of Common Stock and Series B Common Warrants to purchase 216,816 shares of common stock each with an exercise price of $20.76.

●	PA Warrants – in a concurrent private placement, PA Warrants to purchase 21,682 shares of common stock with an exercise price of $22.83 per share.

Investor E Warrants became exercisable on June 4, 2024, the effective date of stockholder approval for the issuance of the shares of common stock issuable upon exercise of the Investor E Warrants. The Series A Common Warrants will expire on June 4, 2029, and the Series B Common Warrants will expire on June 4, 2025.

Maxim Group LLC (“Maxim”) acted as the placement agent in connection with the transactions pursuant to the Placement Agency Agreement, dated January 26, 2024, by and between the Company and Maxim. On January 30, 2024, Maxim received warrants to purchase 21,682 shares of common stock covering a number of shares equal to 5% of the total number of shares of common stock sold in the Transactions. The PA Warrants became exercisable six months after the closing and will expire on January 30, 2029. The PA Warrants are exercisable at $22.83 per share.

In accordance with ASC 815-40, Derivatives and Hedging-Contracts in Entity’s own Equity, the Company determined the Investor E and July 2024 Warrants meet the conditions for equity classification and are included on the consolidated balance sheets as a component of stockholders’ equity (deficit).

Investor D Warrants

As disclosed in Note 8, the following summarizes warrants issued in connection with the Original and Amended Investor D SPA during the year ended December 31, 2023:

●	On March 15, 2023, as part of the issuance of the First Investor D Note, 13,134 warrants were issued with an exercise price of $74.25 per share.

●	On May 12, 2023, as part of the issuance of the Second Investor D Note, 8,756 warrants were issued with an exercise price of $74.25 per share.

●	On August 7, 2023, as part of the Letter Agreement, 19,061 warrants were issued with an exercise price of $5.00 per share. Also on August 7, 2023, as part of the issuance of the first tranche of the Third Investor D Note, 29,552 Convertible Note Warrants were issued with an exercise price of $5.00 per share.

●	On August 30, 2023, as part of the issuance of the second tranche of the Third Investor D Note, 29,552 warrants were issued with an exercise price of $5.00 per share.

●	On September 26, 2023, as part of the issuance of the third tranche of the Third Investor D Note, 29,552 warrants were issued with an exercise price of $5.00 per share.

●	On November 27, 2023, as part of the issuance of the fourth tranche of the Third Investor D Note, 29,552 warrants were issued with an exercise price of $5.00 per share.

●	On December 11, 2023, in connection with the Second Amended Investor D SPA, and as a result the Fourth Investor D Note, the Company issued two warrants, each to purchase up to 21,108 shares of common stock with an exercise price of $350.00 per share.

●	The Company, in conjunction with additional borrowing of convertible debt related to the Second Amendment to the Investor D SPA on January 12, 2024 and January 24, 2024, issued warrants to purchase up to 5,277 and 15,831 shares of common stock, respectively, with an exercise price of $350.00 per share, and additional warrants to purchase up to 5,277 and 15,831 shares of common stock, respectively, with an exercise price of $350.00 per share.

●	The Company, in conjunction with additional borrowing of convertible debt related to the Second Amendment to the Investor D SPA on January 12, 2024 and January 24, 2024, issued warrants to purchase up to 5,277 and 15,831 shares of common stock, respectively, with an exercise price of $350.00 per share, and additional warrants to purchase up to 5,277 and 15,831 shares of common stock, respectively, with an exercise price of $350.00 per share.

The Investor D Warrants expired five years from their issuance date and contained cashless exercise provisions. The Company did not have the ability to redeem the warrants.

In 2024, 17,025 of the Investor D Warrants were converted into shares at an exercise price of $5.00. All remaining Investor D Warrants issued in connection with the Investor D SPA were exchanged for a short-term note payable of approximately $0.5 million on June 28, 2024, eliminating all Investor D Warrants, and recognizing a gain of approximately $1.3 million.

The Investor D Warrants were determined to be liability classified. The initial fair value of the convertible note warrants was determined using a Black-Scholes option pricing model, which considers variables such as estimated volatility, time to maturity, and the risk-free interest rate. The risk-free interest rate is the U.S. Treasury rate at the date of issuance, and the time to maturity is based on the contractual life at the date of issuance, which was five years. Subsequent changes in fair value were recognized through earnings at each reporting period end-date or settlement date.

Legacy SeaStar Inc. Warrants

Prior to the Business Combination, the Predecessor had outstanding warrants to purchase shares of the Predecessor’s preferred stock which had been issued in conjunction with various debt financings. Upon effectiveness of the Business Combination, 2,318 outstanding warrants were converted into 2,789 warrants to purchase common stock of SeaStar Medical Holding Corporation (“Legacy SeaStar Inc. Warrants”) at their previous exercise prices.

Public Stockholders’ Warrants

As part of LMAO’s initial public offering, under the Warrant Agreement dated as of January 25, 2021 and, prior to the effectiveness of the Business Combination, LMAO issued 414,000 warrants each of which entitled the holder to purchase one share of common stock at an exercise price of $287.50 per share (“Public Stockholders’ Warrants”). Upon the effectiveness of the Business Combination, the outstanding Public Stockholders’ Warrants automatically converted into warrants to purchase common stock of the Company.

The Company has the ability to redeem outstanding Public Stockholders’ Warrants at any time after they become exercisable and prior to their expiration, at a price of $0.25 per warrant, provided that the last reported sales price of our common stock equals or exceeds $450.00 per share (as adjusted for stock splits, stock dividends, reorganizations, and the like) for any 20 trading days within a 30 day trading-day period.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, LMAO completed the private sale of 229,520 million warrants each of which entitled the holder to purchase one share of common stock at an exercise price of $287.50 per share, to LMF’s sponsor (“Private Placement Warrants”).

Upon the effectiveness of the Business Combination, the outstanding Private Placement Warrants automatically converted into warrants of SeaStar Medical Holding Corporation.

The Company does not have the ability to redeem the Private Placement Warrants.

2022 PIPE Investor Warrants

On October 28, 2022, the Company entered into a Private Investment in Public Equity (“PIPE”) Agreement, pursuant to which the PIPE investors purchased an aggregate of 28,000 shares of common stock at $250.00 per share and received 28,000 PIPE Investor Warrants (“PIPE Investor Warrants”), which entitled the holder to purchase one share of common stock of SeaStar Medical Holding Corporation for $287.50 per share, for an aggregate purchase price of approximately $7.0 million.

Below is the warrant activity for the year ended December 31, 2024:

	Investor D Warrants	Investor E (January 2024) Warrants	July 2024 Warrants	Placement Agent Warrants	Private Placement Warrants	PIPE Investor Warrants	Public Stockholders’ Warrants	Legacy Warrants
Outstanding as of December 31, 2023	254,732	—	—	—	229,520	20,000	422,000	1,957
Issuance	42,217	831,895	1,014,219	21,682	—	—	—	—
Exercised	(170,625)	(181,449)	—	—	—	—	—	—
Forfeited / cancelled	—	—	—	—	—	—	—	—
Exchanged for Investor D Note	(126,324)	—	—	—	—	—	—	—
Outstanding as of December 31, 2024	—	650,446	1,014,219	21,682	229,520	20,000	422,000	1,957